Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2015
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Oct. 28, 2016
Document Effective Date	Oct. 28, 2016
Prospectus Date	Mar. 01, 2016
Eaton Vance Global Macro Capital Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EACOX
Eaton Vance Global Macro Capital Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EICOX